Administration Expenses - Schedule of Administration Expenses (Details) - EUR (€) € in Thousands	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Administration Expenses [Abstract]
Wages and salaries	€ 3,676	€ 4,943
Depreciation and amortization	1,535	1,192
Professional fees	515	879
Consulting fees	326	895
Other expenses	962	2,904
Administration Expenses	€ 7,015	€ 10,814